Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2020
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	703	703
Restricted cash	—	—	71	71
Trade and other receivables	—	—	583	583
Long-term portion of finance lease receivable	—	—	228	228
Risk management assets
Current	102	69	—	171
Long-term	471	50	—	521
Other assets (Note 22)	—	—	52	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	599	599
Dividends payable	—	—	59	59
Risk management liabilities
Current	10	84	—	94
Long-term	—	68	—	68
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,361	3,361
Exchangeable securities (Note 25)	—	—	730	730
(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2019
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	411	411
Restricted cash	—	—	32	32
Trade and other receivables	—	—	462	462
Long-term portion of finance lease receivables	—	—	176	176
Risk management assets
Current	71	95	—	166
Long-term	607	33	—	640
Other assets (Note 22)	—	—	47	47
Financial liabilities
Accounts payable and accrued liabilities	—	—	413	413
Dividends payable	—	—	37	37
Risk management liabilities
Current	1	80	—	81
Long-term	1	28	—	29
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,212	3,212
Exchangeable securities (Note 25)	—	—	326	326

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Disclosure of financial liabilities	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2020
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	703	703
Restricted cash	—	—	71	71
Trade and other receivables	—	—	583	583
Long-term portion of finance lease receivable	—	—	228	228
Risk management assets
Current	102	69	—	171
Long-term	471	50	—	521
Other assets (Note 22)	—	—	52	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	599	599
Dividends payable	—	—	59	59
Risk management liabilities
Current	10	84	—	94
Long-term	—	68	—	68
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,361	3,361
Exchangeable securities (Note 25)	—	—	730	730
(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2019
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	411	411
Restricted cash	—	—	32	32
Trade and other receivables	—	—	462	462
Long-term portion of finance lease receivables	—	—	176	176
Risk management assets
Current	71	95	—	166
Long-term	607	33	—	640
Other assets (Note 22)	—	—	47	47
Financial liabilities
Accounts payable and accrued liabilities	—	—	413	413
Dividends payable	—	—	37	37
Risk management liabilities
Current	1	80	—	81
Long-term	1	28	—	29
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,212	3,212
Exchangeable securities (Note 25)	—	—	326	326

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Disclosure for sensitivity ranges for the base fair value

As at	Dec. 31, 2020
Description	Base fair value	Sensitivity	Valuation technique	Unobservable input	Range	Reasonable possible change
Long-term power sale – US	598	+35	Long-term price forecast	Illiquid future power prices (per MWh)	US$24 to US$32	Price decrease of US$3 or price increase of US$5
		-59
Coal transportation – US	(16)	+3	Numerical derivative valuation	Illiquid future power prices (per MWh)	US$24 to US$32	Price decrease of US$3 or price increase of US$5
				Volatility	15% to 40%	80% to 120%
		-5		Rail rate escalation	US$21 to US$24	zero to 4%
Full requirements – Eastern US	11	+3	Historical bootstrap	Volume		95% to 105%
		-3		Cost of supply		(+/-) US$1 per MWh
Long-term wind energy sale –Eastern US	(29)	+22	Long-term price forecast	Illiquid future power prices (per MWh)	US$35 to US$52	Price increase or decrease of US$6
		-22		Illiquid future REC prices (per unit)	US$11	Price increase or decrease of US$1
Others	(4)	+5
		-5

As at	Dec. 31, 2019
Description	Base fair value	Sensitivity	Valuation technique	Unobservable input	Range	Reasonable possible change
Long-term power sale – US	737	+46	Long-term price forecast	Illiquid future power prices (per MWh)	US$20 to US$28	Price decrease of US$3 or a price increase of US$9
		-139
Structured products – Eastern US	7	+2	Option valuation techniques, historical bootstrap and historical price regression analysis	Basis relationship	91% to 112%	4% to 6%
		-2		Non-standard shape factors	63% to 116%	4% to 10%
Full requirements –Eastern US	10	+3	Historical bootstrap	Volume		95% to 105%
		-3		Cost of supply		(+/-) US$1 per MWh
Long-term wind energy sale – Eastern US	(28)	+20	Long-term price forecast	Illiquid future power prices (per MWh)	US$38 to US$60	Price increase or decrease of US$6
		-20		Illiquid future REC prices (per unit)	US$9	Price increase or decrease of US$1
Others	(6)	+8
		-8

Disclosure of risk management strategy related to hedge accounting
The following tables summarize the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification level during the years ended Dec. 31, 2020 and 2019, respectively:

	Year ended Dec. 31, 2020			Year ended Dec. 31, 2019
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	678	8	686	689	6	695
Changes attributable to:
Market price changes on existing contracts	(18)	3	(15)	77	8	85
Market price changes on new contracts	—	7	7	—	14	14
Contracts settled	(71)	(10)	(81)	(57)	(19)	(76)
Change in foreign exchange rates	(16)	1	(15)	(31)	(1)	(32)
Transfers into (out of) Level III	—	—	—	—	—	—
Net risk management assets at end of period	573	9	582	678	8	686
Additional Level III information:
Gains (losses) recognized in other comprehensive income	(34)	—	(34)	46	—	46
Total gains included in earnings before income taxes	71	11	82	57	21	78
Unrealized gains included in earnings before income taxes relating to net assets held at period end	—	1	1	—	2	2

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(1)				Total carrying
	Level I	Level II	Level III	Total	value(1)
Exchangeables securities – Dec. 31, 2020	—	769	—	769	730
Long-term debt – Dec. 31, 2020	—	3,480	—	3,480	3,227

Exchangeable securities – Dec. 31, 2019	—	342	—	342	326
Long-term debt – Dec. 31, 2019	—	3,157	—	3,157	3,070
(1) Includes current portion.

Disclosure of difference between transaction price and the fair value determined using valuation model	The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings, and a reconciliation of changes is as follows:

As at Dec. 31	2020	2019	2018
Unamortized net gain at beginning of year	9	49	105
New inception gains (losses)(1)	(13)	3	(14)
Change in foreign exchange rates	—	—	5
Amortization recorded in net earnings during the year	(29)	(43)	(47)
Unamortized net gain (loss) at end of year(2)	(33)	9	49

(1) During 2020, the Corporation entered into a coal rail transportation agreement that includes an upside sharing mechanism. Option pricing techniques have been utilized to value the obligation associated with this component of the deal.
(2) During 2020, the net inception gain on the long-term fixed price power sale contract in the US changed to a loss position based on the day 1 forward price curve at inception of the contract.